Vanguard® Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.3%)
Consumer Discretionary (4.5%)
Home Depot Inc.	5,589,552	1,837,845
McDonald's Corp.	3,998,529	1,173,928
Lowe's Cos. Inc.	3,149,700	752,117
Starbucks Corp.	6,396,789	673,774
NIKE Inc. Class B	6,690,220	296,778
DR Horton Inc.	1,511,159	232,507
Williams-Sonoma Inc.	669,606	121,339
Tractor Supply Co.	2,967,289	104,152
Dick's Sporting Goods Inc.	372,843	84,605
Service Corp. International	781,755	63,346
Domino's Pizza Inc.	174,555	59,247
Lithia Motors Inc.	136,187	39,511
Pool Corp.	184,149	39,283
Churchill Downs Inc.	371,942	37,562
Brunswick Corp.	365,268	29,021
Thor Industries Inc.	296,753	23,455
Graham Holdings Co. Class B	19,088	21,426
Dillard's Inc. Class A	16,991	9,672
Shoe Carnival Inc.	100,140	1,855
		5,601,423
Consumer Staples (10.2%)
Walmart Inc.	24,612,317	3,247,103
Costco Wholesale Corp.	2,492,173	2,528,384
Procter & Gamble Co.	13,048,593	1,919,317
Coca-Cola Co.	21,737,138	1,712,017
PepsiCo Inc.	7,673,371	1,216,153
Mondelez International Inc. Class A	7,189,768	441,739
Colgate-Palmolive Co.	4,526,308	386,366
Archer-Daniels-Midland Co.	2,698,552	201,150
Sysco Corp.	2,689,148	200,906
Casey's General Stores Inc.	208,132	171,116
Kroger Co.	2,269,117	154,459
Church & Dwight Co. Inc.	1,329,006	128,993
Constellation Brands Inc. Class A	788,605	123,480
Tyson Foods Inc. Class A	1,584,234	101,502
McCormick & Co. Inc.	1,424,167	72,405
Ingredion Inc.	354,106	39,568
Brown-Forman Corp. Class B	1,030,730	26,562
WD-40 Co.	75,710	15,896
Marzetti Co.	114,110	14,866
Andersons Inc.	188,658	14,817
Brown-Forman Corp. Class A	240,625	6,324
Tootsie Roll Industries Inc.	114,208	4,822
Oil-Dri Corp. of America	58,013	4,232
		12,732,177
Energy (3.4%)
Exxon Mobil Corp.	23,463,460	3,621,116
Phillips 66	2,262,214	405,276
Texas Pacific Land Corp.	325,136	144,253
DT Midstream Inc.	570,798	84,472
		4,255,117
Financials (20.5%)
JPMorgan Chase & Co. (XNYS)	14,281,460	4,473,382
Visa Inc. Class A (XNYS)	8,793,833	2,900,558
Mastercard Inc. Class A	4,572,642	2,299,673
Bank of America Corp. (XNYS)	36,688,946	1,961,391
Goldman Sachs Group Inc. (XNYS)	1,602,917	1,480,727
Morgan Stanley	6,755,580	1,287,546
Blackrock Inc.	810,248	863,400

	Shares	Market Value ($000)
S&P Global Inc.	1,716,333	740,134
Chubb Ltd.	2,042,400	667,865
CME Group Inc.	2,024,903	582,808
Bank of New York Mellon Corp.	3,860,236	518,700
Intercontinental Exchange Inc.	3,189,196	504,180
PNC Financial Services Group Inc.	2,189,779	488,321
Marsh & McLennan Cos. Inc.	2,718,487	455,917
Moody's Corp.	861,617	397,938
Aon plc Class A (XNYS)	1,204,476	375,375
Travelers Cos. Inc.	1,212,869	370,095
Allstate Corp.	1,459,991	317,198
Arthur J Gallagher & Co.	1,442,934	297,822
Aflac Inc.	2,618,341	297,627
Fifth Third Bancorp	5,053,825	256,532
MetLife Inc.	3,090,938	247,584
MSCI Inc.	412,112	243,727
Ameriprise Financial Inc.	512,076	243,129
State Street Corp.	1,567,719	239,610
Nasdaq Inc.	2,522,531	231,846
Hartford Insurance Group Inc.	1,566,569	214,322
Cboe Global Markets Inc.	587,795	176,391
Raymond James Financial Inc.	944,526	149,537
Cincinnati Financial Corp.	876,174	143,342
Principal Financial Group Inc.	1,110,888	112,100
W R Berkley Corp.	1,673,567	111,844
Brown & Brown Inc.	1,644,243	98,901
Reinsurance Group of America Inc. Class A	369,041	78,037
RenaissanceRe Holdings Ltd.	244,235	74,973
Evercore Inc. Class A	217,316	69,821
Globe Life Inc.	447,071	68,983
Unum Group	855,035	68,728
Assurant Inc.	281,277	66,457
Jack Henry & Associates Inc.	405,293	62,314
Wintrust Financial Corp.	376,021	56,617
Southstate Bank Corp.	556,643	54,367
Zions Bancorp NA	828,909	52,569
American Financial Group Inc.	388,816	51,817
Cullen / Frost Bankers Inc.	354,805	51,422
Old Republic International Corp.	1,278,538	51,078
UMB Financial Corp.	400,917	50,584
Primerica Inc.	179,247	50,417
FactSet Research Systems Inc.	208,429	47,434
SEI Investments Co.	523,052	47,430
Houlihan Lokey Inc.	305,645	47,298
First American Financial Corp.	572,219	40,130
Commerce Bancshares Inc.	769,554	40,040
Prosperity Bancshares Inc.	567,293	39,512
Hanover Insurance Group Inc.	198,922	37,336
MarketAxess Holdings Inc.	208,951	32,845
Erie Indemnity Co. Class A	142,706	31,243
Selective Insurance Group Inc.	337,604	28,342
Home BancShares Inc.	1,027,101	27,598
RLI Corp.	516,020	26,714
First Financial Bankshares Inc.	731,984	23,621
CNO Financial Group Inc.	530,990	23,602
United Community Banks Inc.	676,943	22,562
ServisFirst Bancshares Inc.	282,263	22,474
International Bancshares Corp.	303,764	21,792
Morningstar Inc.	128,778	21,726
Independent Bank Corp. (XNGS)	278,291	21,704
Assured Guaranty Ltd.	243,420	19,936
Community Financial System Inc.	295,799	18,742
Towne Bank	481,832	17,134
BOK Financial Corp.	119,029	15,925
First Merchants Corp.	346,850	14,027
BancFirst Corp.	116,769	13,033
NBT Bancorp Inc.	293,543	12,825
Enterprise Financial Services Corp.	207,622	12,005
Stock Yards Bancorp Inc.	154,012	11,140
Nelnet Inc. Class A	78,237	11,086

	Shares	Market Value ($000)
National Bank Holdings Corp. Class A	253,107	10,808
Horace Mann Educators Corp.	228,842	10,399
City Holding Co.	80,958	9,955
TriCo Bancshares	182,350	9,167
German American Bancorp Inc.	210,568	9,069
Lakeland Financial Corp.	141,533	8,566
Bank First Corp.	57,386	8,339
Westamerica BanCorp	138,102	7,571
1st Source Corp.	102,666	7,549
First Mid Bancshares Inc.	122,458	5,154
Mercantile Bank Corp.	96,361	4,944
First Community Bankshares Inc.	102,779	4,380
Republic Bancorp Inc. Class A	53,643	4,062
Independent Bank Corp.	115,242	3,827
Capital City Bank Group Inc.	77,543	3,580
Southern Missouri Bancorp Inc.	52,298	3,569
Northrim BanCorp Inc.	124,082	3,044
Cass Information Systems Inc.	64,216	3,037
Civista Bancshares Inc.	116,218	2,890
First Business Financial Services Inc.	46,707	2,625
Home Bancorp Inc.	38,608	2,401
Unity Bancorp Inc.	36,987	1,934
Investar Holding Corp.	68,066	1,886
		25,535,718
Health Care (16.3%)
Eli Lilly & Co.	4,449,152	4,158,177
Johnson & Johnson	13,530,878	3,110,072
AbbVie Inc.	9,923,289	2,096,989
UnitedHealth Group Inc.	5,086,013	1,884,266
Merck & Co. Inc.	13,935,938	1,521,526
Amgen Inc.	3,023,429	1,046,862
Gilead Sciences Inc.	6,966,103	911,445
Abbott Laboratories	9,763,281	886,408
Danaher Corp.	3,532,521	632,145
Stryker Corp.	1,933,868	609,420
Medtronic plc	7,198,178	582,837
McKesson Corp.	687,036	560,072
Elevance Health Inc. (XNYS)	1,212,532	456,421
Cencora Inc.	1,092,415	336,475
Zoetis Inc.	2,367,689	272,213
Cardinal Health Inc.	1,321,471	254,885
Becton Dickinson & Co.	1,598,772	238,281
Agilent Technologies Inc.	1,588,226	183,520
ResMed Inc.	817,994	174,895
West Pharmaceutical Services Inc.	403,965	120,216
Quest Diagnostics Inc.	617,818	119,980
STERIS plc	550,714	119,439
Ensign Group Inc.	324,040	60,495
Chemed Corp.	79,635	33,843
LeMaitre Vascular Inc.	117,198	12,863
National HealthCare Corp.	69,814	12,098
		20,395,843
Industrials (12.2%)
Caterpillar Inc. (XNYS)	2,612,409	2,325,331
Eaton Corp. plc	2,180,718	944,273
Union Pacific Corp.	3,331,691	897,824
Honeywell International Inc.	3,564,672	764,016
Lockheed Martin Corp.	1,136,808	588,832
Cummins Inc.	775,748	520,535
General Dynamics Corp.	1,424,920	490,600
Waste Management Inc.	2,083,497	484,517
Automatic Data Processing Inc.	2,260,919	479,179
CSX Corp.	10,440,681	474,320
Emerson Electric Co.	3,155,384	443,142
Northrop Grumman Corp.	749,035	434,051
Illinois Tool Works Inc.	1,472,611	379,948
Comfort Systems USA Inc.	197,592	363,619
L3Harris Technologies Inc.	1,048,690	336,158
Cintas Corp.	1,908,588	333,449

	Shares	Market Value ($000)
Fastenal Co.	6,446,866	289,658
WW Grainger Inc.	245,621	285,252
Rockwell Automation Inc.	630,840	257,957
Republic Services Inc.	1,129,841	236,385
Sunbelt Rentals Holdings Inc.	2,328,176	178,175
Dover Corp.	757,253	171,450
Xylem Inc.	1,367,767	161,615
Hubbell Inc.	298,486	151,682
Veralto Corp.	1,394,196	122,968
CH Robinson Worldwide Inc.	666,037	121,092
Snap-on Inc.	291,447	111,741
Expeditors International of Washington Inc.	752,518	111,290
BWX Technologies Inc.	513,332	111,080
RB Global Inc. (XTSE)	1,042,588	108,742
JB Hunt Transport Services Inc.	419,567	105,534
ITT Inc.	482,851	103,494
Broadridge Financial Solutions Inc.	655,604	100,950
Lennox International Inc.	179,241	95,874
IDEX Corp.	420,232	91,548
HEICO Corp. Class A	435,606	91,050
Watsco Inc.	196,091	85,857
Nordson Corp.	297,098	85,698
Masco Corp.	1,141,996	82,018
Lincoln Electric Holdings Inc.	308,941	81,869
Carlisle Cos. Inc.	228,772	81,274
Huntington Ingalls Industries Inc.	220,331	80,264
Graco Inc.	930,858	74,720
Pentair plc	918,783	74,155
Allegion plc	483,201	66,430
Applied Industrial Technologies Inc.	209,437	64,035
HEICO Corp.	225,789	60,945
Advanced Drainage Systems Inc.	402,488	60,071
Donaldson Co. Inc.	647,531	57,093
Owens Corning	461,628	56,937
Ryder System Inc.	221,340	56,169
Oshkosh Corp.	355,109	55,504
Booz Allen Hamilton Holding Corp.	677,200	52,666
Toro Co.	547,262	52,083
Tetra Tech Inc.	1,464,396	47,329
Watts Water Technologies Inc. Class A	153,976	46,217
Simpson Manufacturing Co. Inc.	232,887	44,419
Timken Co.	355,806	39,455
GATX Corp.	200,407	39,264
A O Smith Corp.	631,689	39,064
Landstar System Inc.	191,246	35,203
Enpro Inc.	118,265	34,480
MSA Safety Inc.	204,615	34,046
Matson Inc.	175,141	30,550
UFP Industries Inc.	327,303	29,290
Mueller Water Products Inc. Class A	878,165	24,492
Franklin Electric Co. Inc.	214,998	21,541
Griffon Corp.	219,903	20,049
Brady Corp. Class A	244,959	20,043
Kadant Inc.	66,153	19,391
Exponent Inc.	280,253	18,746
Standex International Corp.	68,032	18,573
McGrath RentCorp.	138,178	15,276
HNI Corp.	389,453	14,231
ABM Industries Inc.	328,676	13,410
CSG Systems International Inc.	151,713	12,199
Alamo Group Inc.	60,576	10,506
Worthington Enterprises Inc.	175,262	9,511
Gorman-Rupp Co.	116,581	8,830
Tennant Co.	101,811	8,454
Lindsay Corp.	58,656	6,568
Apogee Enterprises Inc.	121,119	4,409
		15,160,665

	Shares	Market Value ($000)
Information Technology (25.5%)
Broadcom Inc.	15,468,978	6,457,215
Apple Inc.	18,710,471	5,077,086
Microsoft Corp.	12,122,132	4,943,163
Cisco Systems Inc.	22,183,863	2,029,823
Lam Research Corp.	7,011,354	1,807,948
Oracle Corp.	9,520,809	1,536,563
Texas Instruments Inc.	5,095,549	1,432,257
KLA Corp.	735,951	1,288,172
International Business Machines Corp.	5,248,212	1,212,232
Analog Devices Inc.	2,743,462	1,103,585
QUALCOMM Inc.	5,990,813	1,075,830
Amphenol Corp. Class A	6,901,594	1,016,398
Accenture plc Class A	3,454,790	617,406
Intuit Inc.	1,562,441	607,008
Motorola Solutions Inc.	930,128	408,354
TE Connectivity plc	1,647,537	348,718
Microchip Technology Inc.	3,038,229	282,282
Roper Technologies Inc.	598,556	212,374
CDW Corp.	731,005	100,082
Littelfuse Inc.	139,803	56,504
Cognex Corp.	930,322	51,642
Amdocs Ltd.	605,490	39,157
Avnet Inc.	459,623	37,923
Power Integrations Inc.	311,615	22,658
Dolby Laboratories Inc. Class A	341,979	21,935
Badger Meter Inc.	165,498	20,010
		31,806,325
Materials (3.5%)
Linde plc	2,621,751	1,313,864
Sherwin-Williams Co.	1,294,422	416,299
Air Products & Chemicals Inc.	1,250,122	375,099
Ecolab Inc.	1,431,268	372,988
Nucor Corp.	1,284,930	289,482
Vulcan Materials Co.	741,955	223,877
Martin Marietta Materials Inc.	338,649	209,647
Steel Dynamics Inc.	770,708	176,230
PPG Industries Inc.	1,259,952	136,705
Albemarle Corp.	661,643	130,145
Reliance Inc.	293,541	106,409
Royal Gold Inc.	454,922	106,170
RPM International Inc.	719,057	73,265
Solstice Advanced Materials Inc.	891,300	73,042
Avery Dennison Corp.	434,035	71,151
AptarGroup Inc.	361,120	44,663
Balchem Corp.	181,818	29,385
Cabot Corp.	292,892	22,541
Westlake Corp.	187,209	21,581
Materion Corp.	116,402	21,396
Silgan Holdings Inc.	492,690	19,979
Hawkins Inc.	117,340	19,649
Avient Corp.	514,014	19,060
HB Fuller Co.	304,910	18,453
Innospec Inc.	139,100	10,608
Quaker Chemical Corp.	76,934	10,455
Stepan Co.	120,546	6,031
		4,318,174
Utilities (3.2%)
NextEra Energy Inc.	11,693,142	1,144,525
American Electric Power Co. Inc.	3,036,904	416,390
Sempra	3,664,595	348,576
Entergy Corp.	2,539,846	299,473
Xcel Energy Inc.	3,321,441	275,514
Public Service Enterprise Group Inc.	2,802,728	228,871
DTE Energy Co.	1,166,137	176,891
Atmos Energy Corp.	928,984	176,488
Ameren Corp.	1,552,050	176,391
American Water Works Co. Inc.	1,096,146	140,767
CMS Energy Corp.	1,720,561	132,036

		Shares	Market Value ($000)
	NiSource Inc.	2,686,798	129,719
	Alliant Energy Corp.	1,443,081	105,965
	Essential Utilities Inc.	1,588,777	60,691
	National Fuel Gas Co.	533,505	45,017
	IDACORP Inc.	303,378	44,821
	TXNM Energy Inc.	550,320	32,502
	Otter Tail Corp.	235,243	20,993
	Chesapeake Utilities Corp.	132,790	16,748
	MGE Energy Inc.	205,159	16,458
	American States Water Co.	217,524	16,377
	California Water Service Group	334,624	14,135
[1]	H2O America	209,849	11,791
	Middlesex Water Co.	103,073	5,244
	York Water Co.	80,984	2,350
			4,038,733
Total Common Stocks (Cost $76,317,611)			123,844,175
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 3.685% (Cost $714,833)	7,149,313	714,860
Total Investments (99.9%) (Cost $77,032,444)			124,559,035
Other Assets and Liabilities—Net (0.1%)			97,169
Net Assets (100%)			124,656,204
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,793.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,083 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	396	143,426	9,606

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	30,583	(4.490)	—	(316)
Elevance Health Inc.	2/1/2027	CITNA	9,260	(4.140)	798	—
Goldman Sachs Group Inc.	8/31/2027	BANA	76,129	(4.455)	—	(1,168)
JPMorgan Chase & Co.	8/31/2027	BANA	266,976	(4.436)	1,272	—
Kroger Co.	2/1/2027	GSI	66,630	(3.640)	1,339	—
Raymond James Financial Inc.	2/1/2027	CITNA	6,266	(4.140)	231	—
Visa Inc. Class A	8/31/2026	BANA	199,724	(3.630)	12,962	—
					16,602	(1,484)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $12,452 in connection with open over-the-counter swap contracts.

A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	123,844,175	—	—	123,844,175
Temporary Cash Investments	714,860	—	—	714,860
Total	124,559,035	—	—	124,559,035
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,606	—	—	9,606
Swap Contracts	—	16,602	—	16,602
Total	9,606	16,602	—	26,208
Liabilities
Swap Contracts	—	(1,484)	—	(1,484)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.